Taxation (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Ifrs Statements [LineItems]
Applicable tax rate	12.50%		12.50%
Interest income	$ 2,009	$ 335	$ 1,639		$ 7
Income tax expense	$ 1,074	$ 2,090	$ 3,760	$ 1,127	$ 862